Asset Retirement Obligation	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation
Asset Retirement Obligation

12.	Asset Retirement Obligation

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2024	December 31, 2023
Beginning balance	$6,247,027	$5,316,470
Additions	-	797,102
Accretion expense	269,114	219,536
Impact of hyperinflation	(174,899)	(599,096)
Currency translation adjustment	165,667	603,856
Change in estimate	(611,700)	(90,841)
Ending balance	$5,895,209	$6,247,027

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)

12.	Asset Retirement Obligation (continued)

The Company’s asset retirement obligations (“ARO”) result from its interest in oil and gas assets including well sites. The total ARO is estimated based on the Company’s net ownership interest in all sites, estimated costs to reclaim and abandon these wells and the estimated timing of the costs to be included in future years. The Company estimated the total undiscounted amount required to settle the ARO as at December 31, 2024 is $16.5 million (December 31, 2023 - $16.5 million). The ARO is calculated using an inflation rate of 2.5% (December 31, 2023 – 2.5%) and discounted using a risk free rate of 4.75% (December 31, 2023 – 4%) between 10 and 20 years.

During 2023, the Company and TPAO agreed to establish a close out-fund (the “Close-Out Fund”) in a US dollar bank account. The amounts accumulated in the Close-Out Fund will not be used for any purpose other than to cover the cost of close-out of the SASB project. The US dollar bank account is held by TPAO. Starting with the July 2023 natural gas revenue, each party agreed to transfer 10% of its revenue into the Close-Out Fund on a monthly basis, until an amount agreed to by both parties is attained. The Company accounted for its share in the Close-Out Fund as a long-term deposit (Note 4). As at December 31, 2024, the Company share of the Close-Out Fund amounted to $686,159 (December 31, 2023 – $371,124).